Financial Risk Management	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Financial risk management

5.     FINANCIAL RISK MANAGEMENT

5.1     General considerations and policies

Below are presented the carrying amounts and fair values of the Company’s financial instruments as of June 30, 2020 and December 31, 2019:

Consolidated				Carrying amount		Fair Value
	Note	Classification by category	Fair value hierarchy	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Financial assets
Cash and cash equivalentes	6
Cash and banks		Amortized cost		2,872,297	3,110,220	2,872,297	3,110,220
Certificate of bank deposits		Amortized cost		766,703	211,261	766,703	211,261
Repurchase operations		Fair value through profit or loss	Level 2	1,181,116	1,192,101	1,181,116	1,192,101
				4,820,116	4,513,582	4,820,116	4,513,582
Short term investments	7
Government bonds		Fair value through profit or loss	Level 2	1,486,999	221,900	1,486,999	221,900
Restricted cash		Fair value through profit or loss	Level 2	58,764	-	58,764	-
Financial letter		Fair value through profit or loss	Level 2	377,033	374,690	377,033	374,690
Loan investment fund		Fair value through profit or loss	Level 2	376,538	407,928	376,538	407,928
Dynamo Beauty Ventures Ltd Fund		Fair value through profit or loss	Level 2	11,326	7,402	11,326	7,402
Certificate of bank deposits		Fair value through profit or loss	Level 2	270,870	21,327	270,870	21,327
				2,581,530	1,033,247	2,581,530	1,033,247

Trade receivables	8	Amortized cost		2,644,601	1,685,764	2,644,601	1,685,764

Court deposit	12	Amortized cost		600,340	337,255	600,340	337,255

“Financial” and “Operating” derivatives		Fair value – Hedge instruments	Level 2	2,163,255	737,378	2,163,255	737,378
“Financial” and “Operating” derivatives		Fair value through results	Level 2	35,918	-	35,918	-
				2,199,173	737,378	2,199,173	737,378

Financial liabilities
Borrowings, financing and debentures	19
Borrowings in domestic currency		Amortized cost		(16,097,706)	(7,412,443)	(15,981,649)	(7,445,672)
Borrowings in foreign currency		Amortized cost		(4,568,393)	(3,373,931)	(4,420,002)	(3,541,541)
				(20,666,099)	(10,786,374)	(20,401,651)	(10,987,213)

“Financial” and “Operating” derivatives		Fair value – Hedge instruments	Level 2	-	(10,158)	-	(10,158)
“Financial” and “Operating” derivatives		Fair value through results	Level 2	(75,247)	(1,648)	(75,247)	(1,648)
				(75,247)	(11,806)	(75,247)	(11,806)

Lease	18	Amortized Cost		(4,107,175)	(2,517,565)	(4,107,175)	(2,517,565)
Trade payables and reverse factoring operations	20	Amortized cost		(5,709,969)	(1,829,756)	(5,709,969)	(1,829,756)

5.2      Financial risk factors

Information related to the Financial risk factors are presented in Note 5.2. in Company's consolidated financial statement for the year ended December 31, 2019.

a)              Market risk

To hedge the current balance sheet positions of the Company against market risks, the following derivative instruments are used, as of June 30, 2020 and December 31, 2019:

	Fair value (Level 2)
Description	June 30, 2020	December 31, 2019
Financial derivatives	2,121,287	725,060
Operational derivatives	2,639	512
Total	2,123,926	725,572

b)              Foreign exchange risk

As of June 30, 2020, and December 31, 2019, the Company and its subsidiaries are primarily exposed to the risk of fluctuation of the US dollar, euro and pound sterling and emerging market currencies. In order to hedge foreign exchange exposures in relation to foreign currency, the Company and its subsidiaries enter into transactions with derivative financial instruments of the “swap” type and forward purchase of currency denominated Non-Deliverable Forwards - NDF.

As of June 30, 2020, consolidated outstanding balances of borrowings, financing and debentures include accounts denominated in foreign currency which expose the Company to foreign exchange risks, representing, in the aggregate, R$ 4,568,393 (R$ 3,381,960 on December 31, 2019).

i)      Derivatives to hedge foreign Exchange rate risk

The Company classifies derivatives into “financial” and “operational”. “Financial” derivatives include swaps or forwards contracted to hedge against the foreign exchange risk associated with foreign-currency-denominated borrowings, financing and intercompany loans, “operational” derivatives include derivatives contracted to hedge against the foreign exchange risk on the business’s operating cash flows.

As of June 30, 2020, the balances of financial derivatives were:

Financial derivatives

	Principal (Notional) amount		Book value		Fair value		Gain (loss)
Description	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Swap contracts:
Asset position:
Short position in dollar	2,661,494	2,664,001	4,603,592	3,416,707	5,102,622	3,729,691	499,030	312,984

Liability position:
CDI floating rate:
Long position in CDI	2,661,494	2,664,001	2,729,070	2,754,595	2,942,841	3,002,623	213,770	248,028

NDFs Forward Agreements:
Liability portion:
CDI floating rate:
Long position at interbank rate	5,442,792	200,896	1,882	(1,848)	(38,494)	(2,008)	(40,376)	(160)
Total net derivative financial instruments:	5,442,792	200,896	1,876,404	660,264	2,121,287	725,060	244,884	64,796

For derivatives maintained by the Company and the subsidiaries as of December 31, 2019 and June 30, 2020, due to the fact that the contract are directly entered into with the financial institutions and not through stock markets, there are no margin calls deposited as guarantee.

Operational derivative

On June 30, 2020, the Company holds forward derivative instruments in order to hedge against exchange rate risk on import and export operations:

Description	Principal (notional) amount		Fair value
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Net position - GBP and USD	1,093,241		5,898	-
Forward contracts	119,851	1,302,869	(3,259)	512
Total derivative instruments, net	1,213,092	1,302,869	2,639	512

Sensitivity analysis

For the sensitivity analysis of the risk of foreign exchange rate exposure, the Company's Management understands it is necessary to consider in addition to the assets and liabilities, with exposure to the fluctuation of exchange rates recorded in the balance sheet, the value of the fair value of the financial instruments contracted by the Company for the protection of certain exposures as of June 30, 2020 and December 31, 2019, as shown in the following table:

	June 30, 2020	December 31, 2019
Loans and financing registered in Brazil in foreign currency (a)	(4,587,578)	(3,381,959)
Receivables registered in Brazil in foreign currency	11,727	10,007
Accounts payable registered in Brazil in foreign currencies	(11,686)	(10,543)
Value of the financial derivatives	5,102,622	3,729,691
Net asset exposure	515,085	347,196

(a) Excluding transaction costs.

This analysis considers only financial assets and liabilities registered in Brazil in foreign currency, since exposure to exchange variation in other countries is close to zero due to the strength of currencies and the effectiveness of their derivatives and considers that all other variables, especially interest rates, remain constant and ignore any impact from forecasted purchases and sales.

The tables below show the loss that would have been recognized in the subsequent period, assuming that the current net foreign exchange exposure remains static, based on the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net exposure	Dollar decrease	(2,481)	101,032	170,041

The probable scenario considers future US dollar rates for 90 days. According to quotations obtained at B3 on the expected maturity dates of financial instruments with foreign exchange exposure, it is R$ 5.45 / USD 1.00. Scenarios II and III consider a drop in the US dollar of 25% (R$ 4.09 / USD 1.00) and 50% (R$ 2.72 / USD 1.00), respectively. In assessing possible changes in exchange rates, Management uses the probable scenario, which is being presented for compliance with IFRS 7 – Financial Instruments: Disclosures.

The Group does not use derivative financial instruments for speculative purposes.

Derivative instruments designated for hedge accounting

The positions of derivative financial instruments designated as outstanding cash flow hedge on June 30, 2020 as set out below:

Cash flow hedge instrument

						Others comprehensive income
	Hedged item	Notional currency	Notional value	Accrual value	Fair value (a)	Accumulated contract gain (loss)	Gain in the 6-month period
Currency Swap – US$/R$	Currency	BRL	2,659,360	1,872,141	2,157,449	285,308	223,672
Forward contract	Currency	BRL	883,167	4,339	5,613	5,613	(198)
Forward contract	Currency	BRL	39,713	-	193	193	5,482
Total			3,582,240	1,876,480	2,163,255	291,114	228,956

(a)   The method used by the Company to determine fair value consists in calculating the future value based on the contracted conditions and determines present value based on market accrual extracted from B3.

The changes in cash flow hedge reserve recognized under other comprehensive income are shown below:

Cash flow hedge balance as of December 31, 2018	(27,706)
Change in the fair value of hedge instrument recognized in other comprehensive income	159,698
Tax effects on the fair value of hedge instrument	(53,701)
Cash flow hedge balance as of June 30, 2019	78,291

Cash flow hedge balance as of December 31, 2019	42,729
Change in the fair value of hedge instrument recognized in other comprehensive income	228,956
Tax effects on the fair value of hedge instrument	(75,842)
Cash flow hedge balance as of June 30, 2020	195,843

c)               Interest rate risk

Sensitivity analysis

On June 30, 2020, there are loans and financing denominated in foreign currency and issued at fixed rates under contract "swap", changing the interest over the liability to CDI fluctuation. The Company is, therefore, exposed to CDI fluctuation. The following table presents the exposure to interest rate risks of transactions pegged to CDI, including derivative transactions (loans and financing were considered at their full amounts, since 98.42% of them are linked to CDI rate):

Total borrowings and financing - in local currency (note 18)	(16,097,706)
Operations in foreign currency with derivatives pegged to CDI	(4,568,393)
Short-term investments (notes 6 and 7)	4,459,259
Net exposure	(16,206,840)

The tables below set out projected incremental loss that would be recognized in income statement, assuming that the current net liability exposure will remain unaltered and the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net liability	Rate increase	4,574	(29,406)	(63,386)

The probable scenario considers future interest rates obtained at B3 for the maturity dates of the financial instruments exposed to interest rate risks. Scenarios II and III consider an increase in the interest rate of 25% (2.6% per year) and 50% (3.1% per year), respectively, over the CDI rate of 2.1% per year (probably scenario).

d)              Credit risk

Credit risk management is included in the in the ‘Provision for doubtful accounts’ under “Trade receivables”, as explained in Note 8.

The Company believes that the credit risk of transactions with financial institutions is low, as such transactions are conducted with prime banks.

e)              Liquidity risk

Management monitors the Group’s consolidated liquidity level considering the expected cash flows against unused credit facilities, as shown in the following table:

	June 30, 2020	December 31, 2019
Total current assets	17,064,524	9,430,057
Total current liabilities	(12,863,889)	(7,518,423)
Total net working capital	4,200,635	1,911,634

At June 30, 2020, the carrying amounts of financial liabilities, measured at amortized cost considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates on the reporting date may be changed as floating interest rates change. Their respective original maturities are shown below:

	Less than one year	One to five years	Over five years	Total expected cash flow	Interest to be accrued	Carrying amount
Borrowings, financing and debentures	2,554,860	19,329,476	-	21,884,336	(1,218,237)	20,666,099
Lease	1,272,171	2,883,814	1,014,375	5,170,360	(1,063,185)	4,107,175
Payables to related parties, trade payables and reverse factoring operations	5,709,969	-	-	5,709,969	-	5,709,969

The Company is in compliance with the all contract’s covenants.

The Company also has the following credit line:

➢     Up to seventy million British pounds (£70 million), with no guarantee, that can be withdrawn in installments to meet short-term financing needs of The Body Shop International Limited. This credit line was used by the indirect subsidiary during the first quarter of 2020 to reinforce working capital and liquidity.

➢     Up to one hundred fifty million reais (R$ 150,000) in an unsecured credit line, which can be withdrawn in installments to meet the short-term financing needs of Natura Cosméticos S.A. This credit line is valid until January 2020.

As of June 30, 2020, the Company had not drawn down on these available credit lines.

5.3     Impacts of Covid-19

Despite the level of uncertainty, the Company is closely monitoring the evolution of the pandemic caused by COVID-19 worldwide.  Crisis Committees were implemented on several workstreams, with the participation of key management, with the function of monitoring, analyzing and deciding on actions to minimize impacts, ensure the continuity of operations and promote the safety and health of all the people involved.

Till now, the virus has spread, and the consequent restrictive measures were imposed by governments, such as closing non-essential trade and restricting the movement of people across borders. The Company has implemented some measures in all its operations, in line with the government authorities’ measures:

  Incentive to remote work performance (Home office) and adoption of criteria to limit industrial and logistical operations;
  Adoption of new safety measures for operational workers, such as the use of masks and procedures to distance people between processes;
  Closure of stores, where required by the government authorities;
  Re-planning of sales cycles, prioritizing personal care items;
  Speeding up the digitalization of sales channels;
  Wide dissemination of the digital magazine;
  Change in the minimum order criteria, start kit and increased deadline for payment of consultants; and
  Daily monitoring of suppliers to ensure supply.

In addition to these measures, there is a Crisis Committee focused on finance, which monitors the company's financial health, with a focus on cash, covenants and results, proposing actions to minimize the inevitable reduction in sales. Among these actions, are:

➢       Reduction of discretionary expenses (consultancies, events, etc.);

➢       Holding new hires and salary increases;

➢       Reduction in marketing expenses;

➢       Reductions in travel expenses;

➢       Investment reduction (Capex); and

➢       Negotiation with suppliers to increase payment terms.

➢       Adherence to stimulus plans announced by the governments of some of the countries in which the company operates.

During the period ended on June 30, 2020, the impacts in the Company business were:

➢      Closing of stores: The Company has own stores and franchised stores distributed across its different brands and geographies that were impacted by lockdowns throughout the second quarter of 2020. At The Body Shop, lockdown restrictions led to the closure of 87% of retail stores at the end of April 2020, progressing to 16% of stores closed at the end of June 2020 with the restrictions flexibility. The Company and its subsidiaries were able to offset approximately 90% of the Covid-19 impact on sales through significant growth in online and At-Home channels and the gradual reopening of stores. At Aesop, during most of the second quarter of 2020, up to 90% of stores were closed across most markets. We offset nearly all of the Covid-19 impact on sales with remarkable growth in digital sales and progressive reopening of stores. At Natura, all shopping mall stores were closed during most of the second quarter of 2020, and by the end of June, approximately 60% of all retail stores, including franchisee stores, were reopened, mostly with restrictions.

➢     Production: In the beginning of the second quarter of 2020, Natura &Co quickly retooled operations across brands to step up production of essential products such as soap and hand sanitizer, by over 30% of our essential products capacity, by optimizing available capacity at Avon plants.

➢    Cash and liquidity: The Company took steps to address liquidity concerns. R$2 billion were raised in a private placement, subscribed by Company’s controlling shareholders, selected investors and non-controlling shareholders. Also, R$750 million in new financing was raised, with maturity in May 2020, to increase liquidity with no impact on net-debt. Strict cost discipline was adopted, including over capex and discretionary spending. The Company ended the second quarter of 2020 with a very strong cash position of R$4,820, resulting in further deleveraging and ensuring compliance with the financial covenants.

It is worth mentioning that the actions and decisions above, and also those present throughout this document, are in constant review, according to the evolution of the global scenario.

5.4     Cyber incident

In June 2020, Avon became aware that it was exposed to a cyber incident in its Information Technology environment which interrupted some systems and partially affected operations. We engaged leading external cyber security and IT general controls specialists, launched a comprehensive containment and remediation effort and started a forensic investigation. As of the date of this report, Avon has re-established all of its core business processes and resumed operations in all of its markets, including all of its distribution centers. Avon continues to investigate and evaluate the extent of the cyber incident, while working diligently to mitigate its impacts and re-evaluate our IT general controls.

The cyber incident had a significant impact on Avon's revenue performance for the second quarter of 2020, with the majority of the impact approximately US$87 million in sales (approximately R$450 million) being shifted to the third quarter of 2020 as Avon fulfills the order backlog created. The incremental expense incurred as a result of the cyber incident in the second quarter of 2020 was not material.